CONVERTIBLE PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
CONVERTIBLE PREFERRED STOCK [Abstract]
CONVERTIBLE PREFERRED STOCK

NOTE 3 – CONVERTIBLE PREFERRED STOCK

The Company is authorized to issue Series A Convertible Preferred Stock, par value of $0.001 per share (the “Series A”) and Series B Convertible Preferred Stock, par value of $0.001 per share (the “Series B”). As of September 30, 2019, there were no shares of Series A outstanding and 0.85 of a share of Series B outstanding. Each share of Series A and Series B has limited voting rights, is entitled to participate with the common stock on liquidation and holders of Series A and Series B are subject to beneficial ownership limitations.

Series A Convertible Preferred Stock

During the nine months ended September 30, 2019, 304,778 shares of Series A were converted into 6,095,569 shares of the Company’s common stock.

During the nine months ended September 30, 2018, 20,000 shares of Series A were converted into 400,000 shares of the Company’s common stock.

Series B Convertible Preferred Stock

During the nine months ended September 30, 2018, 0.07 of a share of Series B was converted into 599,362 shares of the Company’s common stock.

NOTE 6 – CONVERTIBLE PREFERRED STOCK

The Company has outstanding Series A Preferred Stock (the “Series A”) and Series B Preferred Stock (the “Series B”). As of December 31, 2018, there were 37,564,767 authorized and 304,778 outstanding shares of Series A and 85 authorized and 0.85 outstanding shares of Series B. Each share of Series A and B has limited voting rights, is entitled to participate with the common stock on liquidation and holders of Series A and B have beneficial ownership limitations.

Series A Convertible Preferred Stock

During the year ended December 31, 2017, 73,000 shares of Series A Convertible Preferred Stock were converted into 1,460,000 shares of the Company’s Common Stock.

During the year ended December 31, 2018, 20,000 shares of Series A Convertible Preferred Stock were converted into 400,000 shares of the Company’s Common Stock.

Series B Convertible Preferred Stock

During the year ended December 31, 2017, there were no conversions of Series B Convertible Preferred Stock into shares of the Company’s common stock.

During the year ended December 31, 2018 0.07 shares of Series B Convertible Preferred Stock were converted into 599,362 shares of the Company’s Common Stock.

Series C Convertible Preferred Stock

The Series C Convertible Preferred Stock (the “Series C”) described below converted on June 30, 2017 and a Certificate of Withdrawal for the Series C Certificate of Designation was subsequently filed.

On May 30, 2017, the Company entered into Securities Exchange Agreements (the “Agreements”) with the holders of approximately 87% of the outstanding shares of the Company’s 0% Series C and the holders of 100% of the outstanding shares of the Company’s 0% Series D Convertible Preferred Stock (the “Series D”) and certain warrants to purchase the Company’s common stock held by the Series C and Series D holders. The effectiveness of the Agreements was contingent upon the Company raising at least $500,000 in a debt or equity financing transaction which closed on June 30, 2017. Pursuant to the Agreements, the holders exchanged each share of Series C for 2.857 shares of common stock and each warrant for two shares of common stock. The Agreements also eliminate a covenant in the Securities Purchase Agreements with the Series C and Series D investors which adversely affects the Company’s ability to issue securities and incur debt.

On July 19, 2017, the Company authorized the withdrawal of the Certificates of Designation for Series C and Series D and on July 13, 2017, the Company ratified the authorization to issue shares of common stock to the holders of Series C and Series D.

On April 14, 2017, 375,000 shares of Series C were converted into 375,000 shares of the Company’s Common Stock.

On June 30, 2017, pursuant to the Agreement, 1,537,500 shares of Series C were converted into 4,392,858 shares of the Company’s Common Stock; 3,087,500 shares of warrants were converted into 6,175,000 shares of the Company’s Common Stock, out of which 230,000 shares was issued to a director of the Board. $473,604 deemed dividend to Series C holders and $473,604 accretion of deemed distribution to Series C holders was recorded in conjunction with the transaction.

Series D Convertible Preferred Stock

The Series D described below converted on June 30, 2017 and a Certificate of Withdrawal Series D Certificate of Designation was subsequently filed.

As noted, above, on May 30, 2017, the Company entered into Agreements with the holders of approximately 87% of the outstanding shares of the Company’s Series C and certain warrants to purchase the Company’s common stock held by the Series C holders. The Company had an oral agreement with the holder of the outstanding shares of the Company’s Series D to convert the Series D when the Series C converted. On July 13, 2017, the Company issued the Series D holder 2,482,145 shares of common stock upon conversion of the Series D and exchange of warrants issued with the Series D.

On June 30, 2017, 166,750 shares of Series D were converted into 496,429 shares of the Company’s Common Stock; 667,000 shares of warrants were converted into 1,985,716 shares of the Company’s Common Stock. $123,274 deemed dividend to Series D holders and $123,274 accretion of deemed distribution to Series D holders was recorded in conjunction with the transaction.